Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash	$ 126,222	$ 10,912
Other current assets	152,504	153,120
Inventories	57,072	62,685
Total current assets	335,798	226,717
LONG-TERM ASSETS:
Property and equipment, net	400,992	217,794
Total assets	736,790	444,511
CURRENT LIABILITIES:
Short term bank credit	18,677	37,707
Trade payables	673,537	284,061
Employees and payroll accruals	171,798	138,484
Other current liabilities	614,183	634,350
Total current liabilities	1,478,195	1,094,602
LONG TERM LIABILITIES:
Warrants	1,117,321	961,922
Capital Note	45,493	43,568
Total liabilities	2,641,009	2,100,092
SHAREHOLDERS' DEFICIT:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2015 and 2016; Issued and outstanding: 12,907,898 and 14,505,126 shares at December 31, 2015 and 2016, respectively	37,648	33,506
Additional paid in capital	10,300,428	8,927,429
Accumulated deficit	(12,242,295)	(10,616,516)
Total shareholders' deficit	(1,904,219)	(1,655,581)
Total liabilities and shareholders' deficit	$ 736,790	$ 444,511